PERPETUAL CONVERTIBLE PREFERRED SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 27, 2022 shares	Mar. 01, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥)
Class of Stock [Line Items]
Total cash consideration | ¥							¥ 1,058,325
Class A Ordinary Shares
Class of Stock [Line Items]
Number of shares issued | shares			150,000			16,680,000
Subscription price (in dollars per share)			$ 1,000
Dividend rate (as a percent)				4.50%
Period after which Series A Preferred Shares will be mandatorily converted into Class A ordinary shares				6 months
Conversion price per share					$ 2.8333
Beneficial conversion feature | ¥				¥ 470,643
Convertible shares | $		$ 150,000
Preferred stock, convertible, conversion price		$ 17.00
Total issuance for converted preferred stock | shares		54,507,816
American Depository Shares
Class of Stock [Line Items]
Total cash consideration | $			$ 150,000,000
Cumulative dividends | ¥				¥ 28,637	$ 28,637
Conversion Threshold (as percent)				200.00%
Conversion price per share					$ 17.00
Series A Perpetual Convertible Preferred Shares
Class of Stock [Line Items]
Total issuance for converted preferred stock | shares	300,000